[AMERICAN GENERAL LIFE COMPANIES LOGO]

                                            Jennifer P. Powell
                                            Associate General Counsel,
                                            Direct Line (713) 831-4954
                                            FAX (713) 620-3878
                                            E-mail:Jennifer.Powell@aglife.com

                              May 3, 2013

BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

Re:  American General Life Insurance Company and
     American General Life Insurance Company
        AG Separate Account A ("Registrant")
     Product: Elite Plus Bonus
     File No. 333-185792 and No. 811-08862
     CIK No. 0000932927

Dear Ladies and Gentlemen:

     As Associate General Counsel of American General Life Insurance Company ("AGL") and counsel to AGL, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-4 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

     Registrant hereby certifies that:

     (1) the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

     (2) the Amendment, which is designated as Post-Effective Amendment No. 1 under the 1933 Act and as Amendment No. 3 under the Investment Company Act of 1940, was filed electronically on April 30, 2013.

     Please direct any inquiry regarding the foregoing to the undersigned at
(713) 831-4954.

                                        Very truly yours,

                                        JENNIFER P. POWELL


                American General Life Insurance Company
             2919 Allen Parkway, L4-01 . Houston, TX  77019